Average Annual Total Returns - Calvert Management Series		12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Calvert Global Equity Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.14%		12.16%
Calvert Global Equity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		11.39%	8.48%		9.58%
Performance Inception Date	Dec. 14, 2021
Calvert Global Equity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.09%	7.26%		8.63%
Calvert Global Equity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.41%	6.60%		7.71%
Calvert Global Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		17.84%	9.80%		10.25%
Performance Inception Date	Dec. 17, 2015
Calvert Global Small-Cap Equity Fund | MSCI World Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.14%		12.16%
Calvert Global Small-Cap Equity Fund | MSCI World Small Cap Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.88%	7.13%		9.41%
Calvert Global Small-Cap Equity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(4.79%)	0.82%		6.31%
Calvert Global Small-Cap Equity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(7.71%)	(0.92%)		5.02%
Calvert Global Small-Cap Equity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.89%)	0.62%		5.01%
Calvert Global Small-Cap Equity Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		(1.00%)	1.16%		6.09%
Calvert Global Small-Cap Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		0.74%	2.17%		7.16%
Calvert Floating-Rate Advantage Fund
Prospectus [Line Items]
Performance Inception Date	Oct. 10, 2017
Calvert Floating-Rate Advantage Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	0.06%	2.04%
Calvert Floating-Rate Advantage Fund | Morningstar LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.90%	6.42%	5.47%
Calvert Floating-Rate Advantage Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.02%	4.34%	3.61%
Calvert Floating-Rate Advantage Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.67%)	1.57%	1.24%
Calvert Floating-Rate Advantage Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.02%)	2.09%	1.69%
Calvert Floating-Rate Advantage Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		3.61%	5.29%	4.26%
Calvert Floating-Rate Advantage Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		3.71%	5.31%	4.27%